Putnam Investments

100 Federal Street

Boston, MA 02110

January 7, 2021

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Target Date Funds (the “Trust”) (Reg. Nos. 333-117134 and 811-21598)
Post-Effective Amendment No. 47 to Registration Statement on Form N-1A
on behalf of Putnam RetirementReady 2065 Fund, Putnam RetirementReady 2060 Fund, Putnam
RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund,
Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady
2030 Fund, Putnam RetirementReady 2025 Fund and Putnam RetirementReady Maturity Fund
(collectively, the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 47 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 4, 2021.

Comments or questions concerning this certificate may be directed to Peter T. Fariel at 1-800-225-2465, ext. 10023

Very truly yours,

Putnam RetirementReady® Funds

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc: James Thomas, Esq.